Annual Total Returns[BarChart] - Federated Hermes Pennsylvania Municipal Income Fund - A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.70%	7.21%	(3.35%)	8.94%	2.70%	1.05%	4.67%	0.55%	6.76%	4.27%